Financial assets and liabilities	9 Months Ended
Mar. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities	Financial assets and liabilities
This note provides information about the Group's financial instruments, including:
•an overview of all financial instruments held by the Group;
•specific information about each type of financial instrument;
•accounting policies; and
•information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of March 31, 2023
Cash & cash equivalents	5(a)	—	—	48,799	48,799
Trade & other receivables	5(b)	—	—	8,393	8,393
Financial assets at fair value through other comprehensive income		2,032	—	—	2,032
Other non-current assets		—	—	2,388	2,388
		2,032	—	59,580	61,612
As of June 30, 2022
Cash & cash equivalents	5(a)	—	—	60,447	60,447
Trade & other receivables	5(b)	—	—	4,403	4,403
Financial assets at fair value through other comprehensive income		1,758	—	—	1,758
Other non-current assets		—	—	1,930	1,930
		1,758	—	66,780	68,538
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of March 31, 2023
Trade and other payables	5(c)	—	—	20,972	20,972
Borrowings	5(d)	—	—	106,357	106,357
Contingent consideration	5(e)(iii)	—	18,663	—	18,663
Warrant liability	5(e)(vi)	—	4,450	—	4,450
		—	23,113	127,329	150,442
As of June 30, 2022
Trade and other payables	5(c)	—	—	23,079	23,079
Borrowings	5(d)	—	—	96,634	96,634
Contingent consideration	5(e)(iii)	—	23,284	—	23,284
Warrant liability	5(e)(vi)	—	2,185	—	2,185
		—	25,469	119,713	145,182
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Cash at bank	48,396	60,034
Deposits at call(1)	403	413
	48,799	60,447

(1)As of March 31, 2023 and June 30, 2022, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.
(i)    Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Trade debtors	1,912	2,224
Tax incentives recoverable	3,113	—
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Net investment in sublease	191	—
Interest receivables	13	—
Other recoverable taxes (Goods and services tax and value-added tax)	200	235
Other asset	1,020	—
Trade and other receivables	8,393	4,403

(ii)    Prepayments

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Clinical trial research and development expenditure	952	1,313
Prepaid insurance and subscriptions	2,803	2,420
Other	418	1,254
Prepayments	4,173	4,987
(iii)    Classification as trade and other receivables
Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.
(v)    Fair values of trade and other receivables
Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.
(vi)    Impairment and risk exposure
Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 9.
c.    Trade and other payables

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Trade payables and other payables	20,972	23,079
Trade and other payables	20,972	23,079
The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.
d.    Borrowings

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(8,622)	(8,247)
Amortization of carrying amount, net of payments made	33,060	22,962
	106,357	96,634

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Borrowings
Current
Borrowings - NovaQuest	1,990	372
Borrowings - Oaktree	5,324	4,645
	7,314	5,017
Non-current
Borrowings - NovaQuest	52,821	47,898
Borrowings - Oaktree	46,222	43,719
	99,043	91,617
	106,357	96,634
(i)    Borrowing arrangements
Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)

In November 2021, the Group’s senior debt facility with Hercules was refinanced with a new $90.0 million five-year facility provided by funds associated with Oaktree. The Group drew the first tranche of $60.0 million on closing, with proceeds being used to discharge the Group's obligations under the Hercules loan. In December 2022, Oaktree extended the availability of up to an additional $30.0 million, subject to achieving certain milestones on or before September 30, 2023. The facility has a three-year interest only period, at a fixed rate of 9.75% per annum, after which time 40% of the principal amortizes over two years and a final payment is due no later than November 2026. The facility also allows the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) is added to the outstanding loan balance and currently accrues further interest at a fixed rate of 9.75% per annum.

On November 19, 2021, Oaktree were also granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the debt facility was signed; consequently, a liability for the warrants was recognized in November 2021. The warrants were legally issued on January 11, 2022 and may be exercised within 7 years of issuance. On the issuance date of the Oaktree facility and the warrants, the warrants were initially measured at fair value and the Oaktree borrowing liability measured as the difference between the $60.0 million received from the Oaktree facility and the fair value of the warrants. In consideration for extending the availability period of up to $30.0 million of undrawn tranches of the loan facility in December 2022, Oaktree was also granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants was recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance. Refer to Note 5(e)(vi) for more details on warrants issued.

In the nine months ended March 31, 2023, the Group recognized a loss of $1.5 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. Within this $1.5 million loss, $1.0 million relates to the remeasurement due to additional warrants being issued to Oaktree as a result of the first amendment to the loan agreement and $0.5 million relates to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility. In the nine months ended March 31, 2022 the Group recognized a gain of $0.1 million in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility.
Hercules Capital, Inc.
In March 2018, the Group entered into a loan and security agreement with Hercules, for a $75.0 million non-dilutive, four year credit facility. The Group drew the first tranche of $35.0 million on closing and a further tranche of $15.0 million was drawn in January 2019.
In November 2021, this loan was refinanced with a new $90.0 million five-year facility provided by Oaktree. The Group drew the first tranche of $60.0 million on closing, with proceeds being used to repay the outstanding balance with Hercules.
Interest on the loan was payable monthly in arrears on the 1st day of the month. In the nine months ended March 31, 2022, the interest rate on the loan was 9.70% in line with the terms of the loan agreement until extinguishing our loan with Hercules.

In the nine months ended March 31, 2023, the Group did not recognize a remeasurement in the Income Statement as the loan with Hercules was repaid and extinguished in November 2021. In the nine months ended March 31, 2022, the Group recognized a loss of $0.9 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. $1.3 million of this loss relates to prepaying the Group's outstanding balance and extinguishing the loan with Hercules, offset by a $0.4 million gain to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility.
NovaQuest Capital Management, L.L.C.
On June 29, 2018, the Group entered into an eight-year, $40.0 million loan and security agreement with NovaQuest before drawing the first tranche of $30.0 million of the principal in July 2018. The loan term includes an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026. All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD. Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum. If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable at maturity. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of remestemcel-L for pediatric SR-aGVHD are significantly higher than current forecasts.
Following approval and first commercial sales, repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.
In the nine months ended March 31, 2023 and 2022, the Group recognized a gain of $0.2 million and $0.4 million, respectively, in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines.
The Group recognizes a liability as current based on repayments linked to estimates of sales of remestemcel-L. However, if sales of remestemcel-L are higher than estimated, actual repayments will exceed this amount, subject to the annual payment cap described above.
The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s fixed rate loan with the senior creditor, Oaktree. The Group have pledged a portion of our assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.
(ii)    Compliance with loan covenants
Our loan facilities with Oaktree and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group has an operating objective to at all times maintain unrestricted cash reserves in excess of six months liquidity. The objective aligns with our loan and security agreement with Oaktree where the Group is currently obliged to maintain a minimum unrestricted cash balance in the United States of $35.0 million.
The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the nine months ended March 31, 2023 and during the year ended June 30, 2022.
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Cash and cash equivalents	48,799	60,447
Borrowings	(106,357)	(96,634)
Lease liabilities	(8,251)	(10,271)
Warrant liability	(4,450)	(2,185)
Net Debt(1)	(70,259)	(48,643)

Cash and cash equivalents	48,799	60,447
Gross debt - fixed interest rates	(114,608)	(106,905)
Gross debt - variable interest rates	—	—
Warrant liability	(4,450)	(2,185)
Net Debt(1)	(70,259)	(48,643)
(1)Net debt amount includes leases and borrowing arrangements.

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2022	(96,634)	(10,271)	(2,185)	(109,090)	60,447	(48,643)
Cash Flows(1)	3,709	2,194	—	5,903	(11,456)	(5,553)
Remeasurement adjustments	(281)	—	(1,229)	(1,510)	—	(1,510)
Other Changes(2)	(13,151)	(337)	—	(13,488)	—	(13,488)
Issuance of warrants	—	—	(1,036)	(1,036)	—	(1,036)
Foreign exchange adjustments	—	163	—	163	(192)	(29)
Net Debt as at March 31, 2023	(106,357)	(8,251)	(4,450)	(119,058)	48,799	(70,259)
(1)Cash flows include the payments of borrowings, lease liabilities and interest which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.
(iv)    Fair values of borrowing arrangements
The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.
e.    Recognized fair value measurement
(i)    Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of March 31, 2023 and June 30, 2022 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of March 31, 2023
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,032	2,032
Total Financial Assets		—	—	2,032	2,032

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	18,663	18,663
Warrant liabilities	5(e)(vi)	—	—	4,450	4,450
Total Financial Liabilities		—	—	23,113	23,113

As of June 30, 2022
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,758	1,758
Total Financial Assets		—	—	1,758	1,758

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	23,284	23,284
Warrant liabilities	5(e)(vi)	—	—	2,185	2,185
Total Financial Liabilities		—	—	25,469	25,469

There were no transfers between any of the levels for recurring fair value measurements during the period.
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration), equity securities (unlisted) and warrant liabilities.
(ii)    Valuation techniques used.
The Group did not hold any level 1 and level 2 financial instruments as at March 31, 2023 or June 30, 2022.
The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at March 31, 2023 and June 30, 2022. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of Osiris’ MSC business and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at March 31, 2023 and June 30, 2022. The Group used discounted cash flow analysis to determine the fair value measurements of contingent consideration and used the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(e)(vi) for the fair value measurement and movements in warrant liability for the period ended March 31, 2023 and June 30, 2022.
(iii)    Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 instruments for the nine months ended March 31, 2023 and the year ended June 30, 2022.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2021	25,409
Amount used during the period	(1,212)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(913)
Closing balance - June 30, 2022	23,284

Opening balance - July 1, 2022	23,284
Reclassification during the period	2,686
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(7,307)
Closing balance - March 31, 2023	18,663

(1)In the year ended June 30, 2022 a gain of $0.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing the key assumptions of the contingent consideration valuation such as developmental timelines, market growth and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)In the nine months ended March 31, 2023 a gain of $7.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as probability of payment, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv)    Valuation inputs and relationship to fair
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of March 31, 2023	Fair value as of June 30, 2022	Valuation technique	Unobservable inputs(1)	Nine Months Ended March 31, 2023	Year Ended June 30, 2022	Relationship of unobservable inputs to fair value
Contingent consideration provision	18,663	23,284	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Nine months ended March 31, 2023: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.01%.

Year ended 30 June, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

				Expected unit sales price	Various	Various
Nine months ended March 31, 2023: A change in the price assumptions by 10% would increase/decrease the fair value by 0.2%.

Year ended 30 June, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 2%.

				Expected sales volumes	Various	Various
Nine months ended March 31, 2023: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.2%.

Year ended 30 June, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 2%.

				Probability of success and payment	Various	Various
Nine months ended March 31, 2023: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10.1% and 20.2%, respectively.

Year ended 30 June, 2022: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.
(v)    Valuation processes
In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.
For the nine months ended March 31, 2023 and the year ended June 30, 2022, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction and payment provisions within the agreement. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the consolidated income statement in the nine months ended March 31, 2023 was a net result of changing the key assumptions of the contingent consideration valuation such as probability of payment, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

	As of March 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2023	2022
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	17,877	17,827
Fair value of royalty payments from commercialization of the intellectual property acquired	786	5,457
	18,663	23,284
The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:	Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions within the agreement. This assumption is reviewed as part of the valuation process outlined above.
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of March 31,	As of June 30,
Warrant liability	2023	2022
Opening balance	2,185	—
Warrants fair value at grant date - November 19, 2021	—	8,081
Warrants fair value at grant date - December 22, 2022	1,036	—
Remeasurement of warrant liability	1,229	(5,896)
Closing Balance	4,450	2,185
On November 19, 2021, in connection with the $60.0 million drawdown of the Oaktree debt, Oaktree were granted the right to warrants to purchase 1,769,669 ADSs at $7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrants instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
On December 21, 2022, in consideration for extending the availability period of up to $30.0 million of undrawn tranches of the Oaktree debt, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. We determined that an obligation to issue the warrants has arisen from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants has been recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance.
The exercise price of the warrants will be received in U.S. dollars, which is different to Mesoblast Limited’s functional currency of Australian dollars which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.
As at March 31, 2023, and June 30, 2022 the fair value of the warrant liability was $4.5 million and $2.2 million, respectively. During the nine months ended March 31, 2023, a remeasurement loss of $1.2 million was recognized on the remeasurement of warrant liability. During the nine months ended March 31, 2022, a remeasurement gain of $3.0 million was recognized on the remeasurement of warrant liability.
(vii)    Fair value of warrants
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of the warrants are included below. The following assumptions were based on observable market conditions that existed at the issue date and as of March 31, 2023.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of March 31, 2023	As of June 30, 2022	Rationale
Share Price	$3.29	$2.22	Closing share price on valuation date from external market source
Exercise Price	$3.70 to $7.26	$7.26	As per subscription agreement
Expected Term	6 to 7 years	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	81.94%	83.22%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.54%	3.08%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	$1.891 to $2.425	$1.2350	Determined using Black-Scholes valuation model with the inputs above
Fair value	$4,449,819	$2,185,476	Fair value of 2,224,669 warrants of $4,449,819 as of March 31, 2023 and fair value of 1,769,669 warrants of $2,185,476 as of June 30, 2022.